UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Artha Capital Management, Inc.
Address: 300 First Stamford Place
         Suite 440
         Stamford, Connecticut  06902

13F File Number:  28-11485

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Munro
Title:     Chief Financial Officer
Phone:     203.653.5305

Signature, Place, and Date of Signing:

     Robert Munro     Stamford, Connecticut     February 02, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $101,706 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BRASIL TELECOM PARTICIPACOES   SPON ADR PFD     105530109     3509    93952 SH       SOLE                    93952
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106    17456   241420 SH       SOLE                   241420
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    17024   486397 SH       SOLE                   486397
NICE SYS LTD                   SPONSORED ADR    653656108     6836   141935 SH       SOLE                   141935
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109     6544   147939 SH       SOLE                   147939
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V101     9793   152141 SH       SOLE                   152141
RADWARE LTD                    ORD              M81873107     2904   159930 SH       SOLE                   159930
SUNTECH PWR HLDGS CO LTD       ADR              86800C104     1907    70000 SH       SOLE                    70000
TELEMIG CELULAR PART S A       SPON ADR PFD     87944E105     9573   242895 SH       SOLE                   242895
TELESP CELULAR PART S A        SPON ADR PFD     87952L108     7470  1976120 SH       SOLE                  1976120
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107    15418   242541 SH       SOLE                   242541
ZORAN CORP                     COM              98975F101     3272   201831 SH       SOLE                   201831